Revenue - Summary of Revenue of Geographical Areas (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Revenue by Geographic Area [Line Items]
Revenue	€ 422,312	€ 308,822	€ 222,612
EMEA [member]
Disclosure of Detailed Information About Revenue by Geographic Area [Line Items]
Revenue	205,715	148,197	113,883
North America [member]
Disclosure of Detailed Information About Revenue by Geographic Area [Line Items]
Revenue	145,519	106,701	85,601
Greater China [member]
Disclosure of Detailed Information About Revenue by Geographic Area [Line Items]
Revenue	48,876	42,518	18,751
Other Asia [member]
Disclosure of Detailed Information About Revenue by Geographic Area [Line Items]
Revenue	€ 22,202	€ 11,406	€ 4,377